Summary of Significant Accounting Policies - Vessels and Equipment (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Vessels and Equipment
Drydocking interval until a vessel is 15 years old		60 months
Age of vessels to switch from 60 to 30 month drydocking interval		15 years
Drydocking interval after a vessel is 15 years old		30 months
Asset's estimated useful life	25 years
Amount of increase in depreciation and amortization		$ 99,559	[1]	$ 89,743	$ 89,844
Amount of increase in net loss		53,876		$ 65,225	$ 58,957
Useful life of vessels and equipment [Member]
Vessels and Equipment
Asset's estimated useful life	23 years
Amount of increase in depreciation and amortization		5,670
Amount of increase in net loss		$ 5,670
Increase in basic common unit		$ 0.17
Increase in diluted common unit		$ 0.17
Hull [Member]
Vessels and Equipment
Asset's estimated useful life		23 years
Anchor-Handling, Loading and Unloading Equipment [Member]
Vessels and Equipment
Asset's estimated useful life		23 years
Main/Auxiliary Engine [Member]
Vessels and Equipment
Asset's estimated useful life		23 years
Thruster, Dynamic Positioning Systems, Cranes and Other Equipment [Member]
Vessels and Equipment
Asset's estimated useful life		23 years
Drydock Costs [Member] | Minimum
Vessels and Equipment
Asset's estimated useful life		2 years 6 months
Drydock Costs [Member] | Maximum
Vessels and Equipment
Asset's estimated useful life		5 years

[1]	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.